Segment reporting - Non-current assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total non-current assets	$ 663,883	$ 712,054
USA
Disclosure of operating segments [line items]
Total non-current assets	231,565	230,356
Europe
Disclosure of operating segments [line items]
Total non-current assets	299,278	356,859
Spain
Disclosure of operating segments [line items]
Total non-current assets	109,759	146,405
France
Disclosure of operating segments [line items]
Total non-current assets	133,684	138,842
Other EU Countries
Disclosure of operating segments [line items]
Total non-current assets	55,835	71,612
Rest of World
Disclosure of operating segments [line items]
Total non-current assets	$ 133,040	$ 124,839